Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Interest and dividend income (Note 3)
Loans	$ 13,484	$ 12,933	$ 27,814	$ 25,202
Securities	4,845	4,194	9,677	8,748
Assets purchased under reverse repurchase agreements and securities borrowed	5,312	7,011	11,236	14,232
Deposits and other	1,329	1,616	2,698	3,181
Interest and dividend income	24,970	25,754	51,425	51,363
Interest expense (Note 3)
Deposits and other	10,716	11,488	22,532	22,793
Other liabilities	6,042	7,454	12,568	15,240
Subordinated debentures	156	189	321	375
Interest expense	16,914	19,131	35,421	38,408
Net interest income	8,056	6,623	16,004	12,955
Non-interest income
Insurance service result (Note 7)	224	203	510	390
Insurance investment result (Note 7)	78	59	160	200
Trading revenue	641	633	1,836	1,437
Investment management and custodial fees	2,544	2,257	5,211	4,442
Mutual fund revenue	1,211	1,067	2,447	2,097
Securities brokerage commissions	486	431	957	819
Service charges	607	557	1,219	1,111
Underwriting and other advisory fees	615	734	1,289	1,340
Foreign exchange revenue, other than trading	338	287	656	549
Card service revenue	328	291	645	617
Credit fees	370	434	805	829
Net gains on investment securities	45	59	100	129
Income (loss) from joint ventures and associates	16	18	35	30
Other	113	501	537	694
Non-interest income	7,616	7,531	16,407	14,684
Total revenue	15,672	14,154	32,411	27,639
Provision for credit losses (Notes 4 and 5)	1,424	920	2,474	1,733
Non-interest expense
Human resources (Note 8)	5,478	5,091	11,465	10,254
Equipment	704	615	1,385	1,234
Occupancy	428	441	857	848
Communications	378	358	705	679
Professional fees	538	697	1,040	1,321
Amortization of other intangibles	457	373	892	725
Other	747	733	1,642	1,571
Non-interest expense	8,730	8,308	17,986	16,632
Income before income taxes	5,518	4,926	11,951	9,274
Income taxes (Note 9)	1,128	976	2,430	1,742
Net income	4,390	3,950	9,521	7,532
Net income attributable to:
Shareholders	4,386	3,948	9,515	7,528
Non-controlling interests	4	2	6	4
Net income	$ 4,390	$ 3,950	$ 9,521	$ 7,532
Basic earnings per share (in dollars) (Note 11)	$ 3.03	$ 2.75	$ 6.57	$ 5.25
Diluted earnings per share (in dollars) (Note 11)	3.02	2.74	6.56	5.25
Dividends per common share (in dollars)	$ 1.48	$ 1.38	$ 2.96	$ 2.76